Lease liabilities (Details) - Schedule of maturity analysis - contractual undiscounted cash flows	Dec. 31, 2022 USD ($)
Schedule of Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Less than one year	$ 146,880
One to five years	521,635
Total undiscounted lease obligations	$ 668,515